Net Gain from Measurement of Financial Instruments at Fair Value Through Profit or Loss	12 Months Ended
Dec. 31, 2025
Statement [LineItems]
Net gain from measurement of financial instruments at fair value through profit or loss
34.	NET GAIN FROM MEASUREMENT OF FINANCIAL INSTRUMENTS AT FAIR VALUE THROUGH PROFIT OR LOSS

Composition	12/31/2025	12/31/2024	12/31/2023

For measurement of financial assets at fair value through profit or loss
Gain from government securities	384,560,558	2,900,974,091	2,480,443,795
Gain from private securities	46,084,292	46,880,364	198,835,081
Gain from derivative financial instruments
Forward transactions	4,362,020	21,552,162	51,672,475
Gain from other financial assets	3,714,080	7,747,847	3,428,285
Gain from equity instruments at fair value through profit or loss	23,674,416	6,820,270	9,990,919
(Loss) / gain from sale or write-off of financial assets at fair value (1)	(4,633,194)	(5,649,586)	69,086,076
For measurement of financial liabilities at fair value through profit or loss
Loss from derivative financial instruments
Options	(273,456)	(56,325,024)	(22,380,959)

Total	457,488,716	2,922,000,124	2,791,075,672

(1)	Net amount of reclassifications to profit of instruments classified at fair value through other comprehensive income that were derecognized or charged during the fiscal year.